Segment and Geographic	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Segment and Geographic

(6) Segment and Geographic Information

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months		Three Months		Six Months		Six Months
	Ended	% of Total	Ended	% of Total	Ended	% of Total	Ended	% of Total
	June 30, 2011		June 30, 2010		June 30, 2011		June 30, 2010
North America	$2,849,980	90%	$2,785,581	80%	$5,353,330	90%	$4,966,636	83%
UK	188,751	6%	346,953	10%	361,178	6%	541,781	9%
All Other	127,159	4%	367,947	10%	259,644	4%	485,656	8%
Total	$3,165,890	100%	$3,500,481	100%	$5,974,152	100%	$5,994,073	100%

 (11)        SEGMENT AND GEOGRAPHIC INFORMATION

The Company's operations are classified as one reportable segment. Substantially all of the Company's operations and long-lived assets reside primarily in the United States. Net sales information follows:

	2009	Percent	2010	Percent
North America	$8,993,967	84%	$11,364,632	85%
Outside North America	1,746,521	16%	1,933,500	15%
Total	$10,740,488	100%	$13,298,132	100%